Loans (Servicing Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans [Abstract]
Balance, beginning of year	$ 437	$ 396
SBA servicing assets capitalized	483	187
Amortization of expense	(167)	(146)
Balance, end of year	$ 753	$ 437